PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Line Items]
Land	$ 60	$ 59
Buildings and leasehold improvements	1,409	1,255
Machinery and equipment	749	674
Software	275	260
Total property, plant and equipment	2,493	2,248
Accumulated depreciation and amortization	(1,223)	(1,148)
Property, plant and equipment, net	1,270	1,100
Asset impairment charges	11	0	$ 2
Depreciation expense	128	120	$ 122
Property, Plant and Equipment, Disposals	$ 68	$ 48